Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Summary of Carrying Value and Fair Value of Financial Instruments
The following table provides the carrying value and the fair value of financial instruments at December 31, 2020 and December 31, 2019:

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through OCI
Marketable securities	$194	$194	$3,828	$3,828

Fair value through profit and loss
Settlement receivables	31,898	31,898	34,461	34,461
Redemption option derivative asset	7,357	7,357	5,597	5,597

Amortized cost
Cash and cash equivalents	451,962	451,962	177,742	177,742
Term deposit	59,034	59,034	3,275	3,275
Restricted cash	2,097	2,097	3,080	3,080
Other receivables and deposits	28,953	28,953	23,171	23,171
Other assets	9,511	9,511	9,386	9,386

Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	$179,372	$179,372	$139,104	$139,104
Debt, excluding derivative asset	508,489	543,833	485,329	524,132